Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (39)	$ (224)	$ (572)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation, Depletion and Amortization	(137)	(144)	(148)
Gain (loss) on extinguishment of debt	41	0	(6)
Deferred tax benefit	7	(6)	352
Gain on step acquisition	(5)	0	0
Non-cash asset impairments and accelerated depreciation	8	5	181
Unrealized foreign currency losses	12	46	(31)
Increase (Decrease) in Pension and Postretirement Obligations	(13)	102	(68)
Gain (Loss) on Disposition of Assets	(4)	(16)	1
Other non-cash adjustments	(4)	(5)	(4)
Net change in assets and liabilities:
Accounts receivable	91	(27)	(71)
Inventories	65	(67)	16
Accounts and drafts payable	(21)	(33)	59
Income taxes payable	8	4	6
Other assets, current and non-current	24	26	11
Other liabilities, current and long-term	(12)	1	46
Net cash provided by (used in) operating activities	213	(50)	80
Cash flows (used in) provided by investing activities
Capital expenditures	(175)	(183)	(144)
Capitalized interest	(4)	0	(1)
Payments to Acquire Businesses, Net of Cash Acquired	(7)	(64)	0
Proceeds from the sale of (purchases of) debt securities, net	6	(1)	(3)
Change in restricted cash	8	(3)	4
Cash outflow from affiliated loan receivable	0	(50)	0
Cash inflow from repayment of affiliated loan	0	50	0
Funds remitted to unconsolidated affiliates	0	(2)	(13)
Proceeds from sale of assets	17	20	7
Net cash (used in) provided by investing activities	(155)	(233)	(150)
Cash flows used in financing activities
Net short-term debt (repayments) borrowings	(3)	21	15
Borrowings of long-term debt	523	391	1,135
Repayments of long-term debt	(485)	(343)	(1,058)
Repayment of advance from affiliates			0
Capital contribution from parent	0	0	0
Long-term debt and credit facility financing fees	(11)	0	(40)
Distribution paid to parent	0	0
Net cash used in financing activities	24	69	52
Effect of exchange rates on cash and cash equivalents	(10)	(9)	(4)
Decrease in cash and cash equivalents	72	(223)	(22)
Cash and cash equivalents (unrestricted) at beginning of period	156	379	401
Cash and cash equivalents (unrestricted) at end of period	228	156	379
Supplemental disclosures of cash flow information
Interest, net	312	297	275
Income taxes, net of cash refunds	17	29	2
Non-cash assumption of debt on step acquisition	18	0	0
Non-cash financing activity:
Non-cash issuance of debt in exchange for loans of parent	0	0	200
Non-cash distribution declared to parent	0	0	208
Forgiveness of Note Receivable from Parent	$ 0	$ 0	$ 24